Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Deferred tax (Details) - USD ($) $ in Millions		Jun. 30, 2022	Dec. 31, 2021
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Deferred tax assets	[1]	$ 8,575	$ 12,426
Deferred tax liabilities	[1]	16,145	12,547
Net deferred liability		$ (7,570)	$ (121)

[1]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.